Basis of Preparation - Group statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Statements [Line Items]
Profit for the year	[1]	£ 2,184		£ 2,066	£ 2,733
Items that will not be reclassified to the income statement
Remeasurements of the net pension obligation		1,684	[1]	(2,789)	755
Tax on pension remeasurements		(263)	[1]	416	(240)
Items that have been or may be reclassified to the income statement
Exchange differences on translation of foreign operations		(188)	[1]	237	29
Fair value movement on available-for-sale assets		11	[1]	(3)	(2)
Fair value movement on cash flow hedges:
– net fair value (losses) gains		(368)	[1]	884	381
– recognised in income and expense	[1]	277		(938)	(230)
Tax on components of other comprehensive income that have been or may be reclassified		1	[1]	29	5
Other comprehensive income (loss) for the year, net of tax		1,154	[1]	(2,164)	698
Total comprehensive income (loss) for the year	[1]	3,338		£ (98)	£ 3,431
As Published [Member]
Statements [Line Items]
Profit for the year		2,184
Items that will not be reclassified to the income statement
Remeasurements of the net pension obligation		2,160
Tax on pension remeasurements		(346)
Items that have been or may be reclassified to the income statement
Exchange differences on translation of foreign operations		(188)
Fair value movement on available-for-sale assets		11
Fair value movement on cash flow hedges:
– net fair value (losses) gains		(368)
– recognised in income and expense		277
Tax on components of other comprehensive income that have been or may be reclassified		1
Other comprehensive income (loss) for the year, net of tax		1,547
Total comprehensive income (loss) for the year		3,731
Pension Adjustment [Member]
Items that will not be reclassified to the income statement
Remeasurements of the net pension obligation		(476)
Tax on pension remeasurements		83
Fair value movement on cash flow hedges:
Other comprehensive income (loss) for the year, net of tax		(393)
Total comprehensive income (loss) for the year		£ (393)

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements.